Purchase-leaseback Transactions - Additional Information (Detail) - Purchase-leaseback Transactions $ in Thousands	Dec. 31, 2016 USD ($) Property
Purchase Leaseback Transactions [Line Items]
Number of containers purchased | Property	14,954
Total purchase price | $	$ 21,151